Leases, Right-of-use assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Right-of-use assets [Abstract]
Balance, beginning of period	$ 560,099
Balance, end of period	354,232		$ 560,099
Monthly payment of lease	90,432		134,245	$ 0
Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	43,756
Balance, end of period	204,605		43,756
Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	915
Balance, end of period	4,565		915
Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	49,241
Balance, end of period	37,540		49,241
Major Vessel Maintenance [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	2,167
Balance, end of period	17,985		2,167
Corporate Building [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	464,020
Balance, end of period	89,537		464,020
Expenses related to cancellation of lease	113,469
Monthly payment of lease	$ 158
Lease payment period	4 years
Gross carrying amount [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	$ 671,684		0
Additions	339,463		671,684
Disposals	537,444		0
Balance, end of period	473,703		671,684	0
Gross carrying amount [Member] | Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	83,968		0
Additions	216,548		83,968
Disposals	12,875		0
Balance, end of period	287,641		83,968	0
Gross carrying amount [Member] | Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	3,112		0
Additions	8,610		3,112
Disposals	0		0
Balance, end of period	11,722		3,112	0
Gross carrying amount [Member] | Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	60,035		0
Additions	0		60,035
Disposals	0		0
Balance, end of period	60,035		60,035	0
Gross carrying amount [Member] | Major Vessel Maintenance [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	10,834		0
Additions	22,135		10,834
Disposals	10,834		0
Balance, end of period	22,135		10,834	0
Gross carrying amount [Member] | Corporate Building [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	513,735		0
Additions	92,170		513,735
Disposals	513,735	[1]	0
Balance, end of period	92,170		513,735	0
Depreciation [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	(111,585)		0
Disposals	74,864		0
Depreciation	82,750		111,585
Balance, end of period	(119,471)		(111,585)	0
Depreciation [Member] | Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	(40,212)		0
Disposals	1,884		0
Depreciation	44,708		40,212
Balance, end of period	(83,036)		(40,212)	0
Depreciation [Member] | Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	(2,197)		0
Disposals	0		0
Depreciation	4,960		2,197
Balance, end of period	(7,157)		(2,197)	0
Depreciation [Member] | Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	(10,794)		0
Disposals	0		0
Depreciation	11,701		10,794
Balance, end of period	(22,495)		(10,794)	0
Depreciation [Member] | Major Vessel Maintenance [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	(8,667)		0
Disposals	10,834		0
Depreciation	6,317		8,667
Balance, end of period	(4,150)		(8,667)	0
Depreciation [Member] | Corporate Building [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	(49,715)		0
Disposals	62,146		0
Depreciation	15,064		49,715
Balance, end of period	$ (2,633)		$ (49,715)	$ 0

[1]	It corresponds to the cancellation of the rental agreement of the former corporate headquarters located on Av. De la Cuspide, which generates an effect on profit or loss in the amount of $113,469, which is presented in the caption of other (expenses) income (See note 19). In accordance with the agreement, the Company is bound to pay an amount of 158 thousand dollars monthly for 4 years, which will be conditioned to the rent or sale by the lessor of the real property.